ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Reliance Global Group, Inc. (formerly known as Ethos Media Network, Inc.) (“RELI”, “Reliance”, or the “Company”) was incorporated in Florida on August 2, 2013. In September 2018, Reliance Global Holdings, LLC (“Reliance Holdings”, or “Parent Company”), a related party acquired control of the Company. Ethos Media Network, Inc. was then renamed on October 18, 2018.

On May 1, 2021, the Company acquired J.P. Kush and Associates, Inc. (“Kush”), an independent healthcare insurance agency (See Note 3).

On January 10, 2022, the Company acquired Medigap Healthcare Insurance Company, LLC (“Medigap”), an independent healthcare agency (see Note 3)

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Reliance Global Group, Inc. (formerly known as Ethos Media Network, Inc.) (“RELI”, “Reliance”, or the “Company”) was incorporated in Florida on August 2, 2013. In September 2018, Reliance Global Holdings, LLC (“Reliance Holdings”, or “Parent Company”), a related party acquired control of the Company. Ethos Media Network, Inc. was then renamed on October 18, 2018.

On August 17, 2020, the Company acquired UIS Agency, Inc. (“UIS”). UIS is an insurance agency and employee benefits provider (See Note 3).

On May 1, 2021, the Company acquired J.P. Kush and Associates, Inc. (“Kush”), an independent healthcare insurance agency (See Note 3).